Short-Term Bank Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-Term Debt [Abstract]
SHORT-TERM BANK BORROWINGS

12         SHORT-TERM BANK BORROWINGS

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰

Bank borrowings-secured/guaranteed	$393,534,612	$225,969,421

Short−term bank borrowings outstanding as of June 30, 2012 carry a weighted average interest rate of 5.91% (2011: 5.32%) for bank loans in RMB; a weighted average interest rate of 4.48% (2011: 3.42%) for bank loans in USD, and have maturity terms ranging from one to twelve months and interest rates ranging from 1.57% to 7.93% (2011: 2.97% to 4.3%).

At June 30, 2012, approximately $48,835,000 included in short-term bank borrowings is payable to Shanghai Pudong Development Bank, which is secured by a one-year fixed term deposit with a carrying amount of $50,403,000. In addition, $62,393,870 payable to Bank of China is secured by Ningbo Keyuan's one year fixed term deposit and pledged deposits with a carrying amount of $63,835,423 as of June 30, 2012; $11,000,000 payable to China CITIC Bank is secured by Ningbo Keyuan’s one-year fixed term deposit with a carrying amount of $11,246,860 as of June 30, 2012; and $22,591,104 payable to China Construction Bank is secured by pledged deposits with a carrying amount of $22,825,797 as of June 30, 2012. Among the rest of the Group's short-term borrowings, $248,714,638 is guaranteed by related party and third-party entities and individuals, including $15,850,000 which is guaranteed by the Group’s Chief Executive Officer and $11,000,000 that is secured by the Group’s land, buildings and equipment with a carrying amount of $90,798,902 as of June 30, 2012.

10        SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consist of the following:

As of December 31,
2011	2010

Bank borrowings-secured/guaranteed	$225,969,421	$135,768,634

Short−term bank borrowings outstanding as of December 31, 2011 carry a weighted average interest rate of 5.45% (2010:5.15%) for bank loans in RMB; and a weighted average interest rate of 3.78% (2010: 3.44%) for bank loans in USD, and have maturity terms ranging from one to twelve months and interest rates ranging from 2.97% to 7.93% (2010: 2.97% to 5.56%).

Approximately $17,000,000 included in short term bank borrowings at December 31, 2011is payable to Shanghai Pudong Development Bank, and is secured by a one-year fixed term deposit with a carrying amount of $18,494,500.In addition, $45,577,366 payable to Bank of China is secured by Ningbo Keyuan’s one-year fixed term deposit and pledged deposits with carrying amounts of $46,533,893 as of December 31, 2011; $11,000,000 payable to China CITIC Bank is secured by Ningbo Keyuan's one-year fixed term deposit with a carrying amount of$11,411,500 as of December 31,2011.Among the rest of the Group's short-term borrowings, $152,392,055 is guaranteed by related party and third-party entities and individuals, including $18,888,000 which is guaranteed by the Group’s Chief Executive Officer, and $25,420,808 that is secured by the Group’s land, buildings and equipment with a carrying amount of $91,582,011 as of December 31, 2011.